AB Relative Value Fund, Inc.

Portfolio of Investments

July 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.1%
Health Care – 18.5%
Biotechnology – 4.0%
Amgen, Inc.	194,280	$48,078,471
Regeneron Pharmaceuticals, Inc.(a) (b)	47,220	27,467,402

		75,545,873

Health Care Providers & Services – 7.5%
Cigna Corp.	163,242	44,950,317
Elevance Health, Inc.	161,290	76,951,459
Quest Diagnostics, Inc.	141,520	19,327,387

		141,229,163

Life Sciences Tools & Services – 2.9%
Bio-Rad Laboratories, Inc. - Class A(b)	20,250	11,406,015
PerkinElmer, Inc.(a)	275,510	42,199,867

		53,605,882

Pharmaceuticals – 4.1%
Pfizer, Inc.	257,760	13,019,458
Roche Holding AG (Sponsored ADR)	1,540,550	63,886,608

		76,906,066

		347,286,984

Industrials – 18.1%
Aerospace & Defense – 4.7%
Curtiss-Wright Corp.	104,669	15,013,721
Hexcel Corp.	124,456	7,530,833
Raytheon Technologies Corp.	379,645	35,386,711
Textron, Inc.	458,038	30,065,614

		87,996,879

Air Freight & Logistics – 1.3%
Expeditors International of Washington, Inc.(a)	69,920	7,429,000
FedEx Corp.	71,570	16,682,251

		24,111,251

Airlines – 1.4%
Alaska Air Group, Inc.(b)	248,350	11,009,355
Southwest Airlines Co.(b)	399,380	15,224,366

		26,233,721

Building Products – 0.9%
Builders FirstSource, Inc.(b)	263,044	17,886,992

Construction & Engineering – 1.0%
EMCOR Group, Inc.	155,060	18,044,332

Electrical Equipment – 2.7%
Acuity Brands, Inc.(a)	82,654	15,076,090
Emerson Electric Co.	398,721	35,912,800

		50,988,890

Company	Shares	U.S. $ Value

Machinery – 2.5%
Altra Industrial Motion Corp.	228,890	$9,551,580
Middleby Corp. (The)(b)	50,990	7,377,743
Toro Co. (The)	166,665	14,331,523
Westinghouse Air Brake Technologies Corp.	168,240	15,725,393

		46,986,239

Professional Services – 0.8%
Robert Half International, Inc.	202,360	16,014,771

Road & Rail – 1.9%
Knight-Swift Transportation Holdings, Inc.	642,534	35,307,243

Trading Companies & Distributors – 0.9%
MSC Industrial Direct Co., Inc. - Class A	209,177	17,290,571

		340,860,889

Financials – 17.0%
Banks – 7.3%
Bank OZK	373,480	14,976,548
JPMorgan Chase & Co.	397,790	45,889,054
Wells Fargo & Co.	1,739,725	76,321,736

		137,187,338

Capital Markets – 3.3%
Goldman Sachs Group, Inc. (The)	106,990	35,669,396
Northern Trust Corp.	264,190	26,360,878

		62,030,274

Consumer Finance – 0.9%
Capital One Financial Corp.	149,892	16,462,638

Diversified Financial Services – 4.0%
Berkshire Hathaway, Inc. - Class B(b)	248,560	74,717,136

Insurance – 1.5%
Aflac, Inc.	121,179	6,943,557
Allstate Corp. (The)	187,370	21,916,669

		28,860,226

		319,257,612

Consumer Discretionary – 10.5%
Auto Components – 0.4%
BorgWarner, Inc.	194,760	7,490,470

Distributors – 2.1%
LKQ Corp.(a)	730,230	40,045,813

Hotels, Restaurants & Leisure – 0.6%
Booking Holdings, Inc.(b)	6,000	11,614,140

Household Durables – 1.6%
DR Horton, Inc.	376,430	29,372,833

Multiline Retail – 1.7%
Target Corp.	192,300	31,417,974

Company	Shares	U.S. $ Value

Specialty Retail – 4.1%
AutoZone, Inc.(a) (b)	10,390	$22,207,482
Lowe’s Cos., Inc.	180,300	34,532,859
Murphy USA, Inc.(a)	26,410	7,509,948
Ulta Beauty, Inc.(b)	31,630	12,301,223

		76,551,512

		196,492,742

Information Technology – 10.1%
Communications Equipment – 1.2%
Ciena Corp.(b)	146,677	7,568,533
Cisco Systems, Inc.	321,320	14,578,289

		22,146,822

Electronic Equipment, Instruments & Components – 2.9%
IPG Photonics Corp.(a) (b)	179,370	19,117,254
Keysight Technologies, Inc.(b)	214,740	34,916,724

		54,033,978

IT Services – 4.7%
Accenture PLC - Class A	24,220	7,417,617
Cognizant Technology Solutions Corp. - Class A	233,250	15,851,670
FleetCor Technologies, Inc.(b)	116,023	25,535,502
Mastercard, Inc. - Class A	94,150	33,309,329
MAXIMUS, Inc.	109,340	7,309,379

		89,423,497

Semiconductors & Semiconductor Equipment – 1.3%
MKS Instruments, Inc.	105,311	12,447,760
NXP Semiconductors NV	69,540	12,787,015

		25,234,775

		190,839,072

Energy – 5.3%
Energy Equipment & Services – 0.8%
Helmerich & Payne, Inc.	325,711	15,080,419

Oil, Gas & Consumable Fuels – 4.5%
Chevron Corp.(a)	87,470	14,325,837
ConocoPhillips	176,242	17,171,258
EOG Resources, Inc.	212,770	23,664,279
Phillips 66	334,940	29,809,660

		84,971,034

		100,051,453

Consumer Staples – 3.9%
Tobacco – 3.9%
Philip Morris International, Inc.	751,110	72,970,337

Real Estate – 3.6%
Equity Real Estate Investment Trusts (REITs) – 1.9%
Weyerhaeuser Co.	1,004,940	36,499,421

Real Estate Management & Development – 1.7%
CBRE Group, Inc. - Class A(b)	370,010	31,680,256

		68,179,677

Company	Shares	U.S. $ Value

Communication Services – 3.2%
Diversified Telecommunication Services – 3.2%
Comcast Corp. - Class A	1,019,389	$38,247,475
Verizon Communications, Inc.(a)	481,410	22,236,328

		60,483,803

Materials – 2.1%
Chemicals – 1.0%
Mosaic Co. (The)	349,270	18,392,558

Metals & Mining – 1.1%
BHP Group Ltd. (Sponsored ADR)(a)	242,550	13,349,952
Steel Dynamics, Inc.	95,120	7,407,946

		20,757,898

		39,150,456

Utilities – 0.8%
Electric Utilities – 0.8%
IDACORP, Inc.	129,280	14,443,162

Total Common Stocks (cost $1,485,489,497)		1,750,016,187

SHORT-TERM INVESTMENTS – 6.5%
Investment Companies – 6.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(c) (d) (e) (cost $122,482,742)	122,482,742	122,482,742

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $1,607,972,239)		1,872,498,929

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(c) (d) (e) (cost $7,590,300)	7,590,300	7,590,300

Total Investments – 100.0% (cost $1,615,562,539)(f)		1,880,089,229
Other assets less liabilities – 0.0%		(47,493)

Net Assets – 100.0%		$1,880,041,736

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $293,597,935 and gross unrealized depreciation of investments was $(29,071,245), resulting in net unrealized appreciation of $264,526,690.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Relative Value Fund, Inc.

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,750,016,187	$—	$—	$1,750,016,187
Short-Term Investments	122,482,742	—	—	122,482,742
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,590,300	—	—	7,590,300

Total Investments in Securities	1,880,089,229	—	—	1,880,089,229
Other Financial Instruments(b)	—	—	—	—

Total	$1,880,089,229	$—	$—	$1,880,089,229

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$138,223	$549,442	$565,182	$122,483	$241
Government Money Market Portfolio*	11,850	125,678	129,938	7,590	20
Total	$150,073	$675,120	$695,120	$130,073	$261

*	Investments of cash collateral for securities lending transactions.